UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

E3 Depositor I LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2020 to June 30, 2020

Date of Report (Date of earliest event reported) July 10, 2020

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001778882

Derrick Hur (424) 532-5549

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

E3 Depositor I LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the calendar quarter ending on June 30, 2020.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as Exhibit 99.1 to this form ABS-15G.

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

/s/ Derrick Hur

Derrick Hur

Director of Capital Markets